Cover	May 07, 2024
Cover [Abstract]
Entity Registrant Name	ENVELA CORPORATION
Entity Central Index Key	0000701719
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 07, 2024
Entity File Number	1-11048
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0097334
Entity Address Address Line 1	1901 Gateway Drive
Entity Address Address Line 2	Ste 100
Entity Address City Or Town	Irving
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75038
City Area Code	972
Local Phone Number	587-4049
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	ELA
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false